Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2018 to December 31, 2020:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Balance at January 1,	38,764	40,365	39,144
Cost incurred for dry docking	6,968	11,000	15,259
Write-downs and sales of vessels	(766)	—	(2,448)
Dry-dock amortization	(13,727)	(12,601)	(11,590)
Balance at December 31,	31,239	38,764	40,365